Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

May 22, 2020

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Edgar Lomax Value Fund (S000005075)

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the Edgar Lomax Value Fund, hereby submits a supplement dated May 22, 2020, to the Fund’s Statutory Prospectus and Statement of Additional Information dated February 28, 2020. The purpose of this supplement is to notify shareholders of an update to the Fund’s Market Risk.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary
Advisors Series Trust